Note 6 - Business Segments (Details) - Identifiable Assets by Reportable Segment (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 6 - Business Segments (Details) - Identifiable Assets by Reportable Segment [Line Items]
Identifiable assets	$ 2,272,455	$ 1,378,290	$ 1,396,090	$ 1,382,493
Greens Creek [Member]
Note 6 - Business Segments (Details) - Identifiable Assets by Reportable Segment [Line Items]
Identifiable assets	747,813	741,666	729,289	740,573
Lucky Friday [Member]
Note 6 - Business Segments (Details) - Identifiable Assets by Reportable Segment [Line Items]
Identifiable assets	217,413	226,196	213,285	170,928
Casa Berardi [Member]
Note 6 - Business Segments (Details) - Identifiable Assets by Reportable Segment [Line Items]
Identifiable assets	891,194
Other Segments [Member]
Note 6 - Business Segments (Details) - Identifiable Assets by Reportable Segment [Line Items]
Identifiable assets	$ 416,035	$ 410,428	$ 453,516	$ 470,992